Digital Assets (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Digital assets	$ 1,300,000
Purchases from cryptocurrency market	$ 1,300,000